Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Computers and equipment	3 years
Furniture and fixtures	5 - 7 years
Leasehold improvements	shorter of lease term or 5 years
Property and equipment, net consists of the following (in thousands):

	December 31, 2019	December 31, 2020	September 30, 2021
			(unaudited)
Leasehold improvements	$6,945	$9,143	$8,541
Computer and other equipment	4,111	5,630	6,566
Furniture and fixtures	1,411	2,107	2,101
	12,467	16,880	17,208
Less: Accumulated depreciation	(3,727)	(6,596)	(8,091)
Total property and equipment, net	$8,740	$10,284	$9,117

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives, as follows:

Acquired content	3 - 4 years
Customer relationships	4 - 6 years
Other Intangibles	3 - 10 years
Patents	20 years
Intangible assets, net consist of the following (in thousands):

	Weighted Average Amortization Period	December 31, 2019
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.8 years	$2,284	$(1,673)	$611
Domain names	1.7 years	204	(97)	107
Patents	18.9 years	337	(18)	319
Trade names and other indefinite-lived intangibles(1)	Indefinite	455	—	455
In-process patents and trademarks	Not applicable	1,001	—	1,001
Total intangible assets		$4,281	$(1,788)	$2,493

	Weighted Average Amortization Period	December 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	3.7 years	$2,268	$(1,859)	$409
Domain names	1.3 years	245	(156)	89
Patents	19.1 years	1,235	(46)	1,189
Trade names and other indefinite-lived intangibles(1)	Indefinite	425	—	425
In-process patents and trademarks	Not applicable	873	—	873
Total intangible assets		$5,046	$(2,061)	$2,985

	Weighted Average Amortization Period	September 30, 2021
		(unaudited)
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.7 years	$7,145	$(2,512)	$4,633
Domain names	2.1 years	258	(204)	54
Patents	18.7 years	1,687	(98)	1,589
Trade names and other indefinite-lived intangibles(1)	Indefinite	716	—	716
In-process patents and trademarks	Not applicable	1,176	—	1,176
Total intangible assets		$10,982	$(2,814)	$8,168
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(1) - Gross carrying amount includes impact of translation of foreign denominated intangible assets

Schedule of Fair Value of Financial Assets and Liabilities
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value and indicate the fair value hierarchy of the valuation inputs used (in thousands):

	December 31, 2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents:
Money market mutual funds	$29,944	$—	$—	$29,944
Total assets	$29,944	$—	$—	$29,944
Liabilities:
Accounts payable and accrued expenses:
Business acquisition contingent liabilities	$—	$—	$907	$907
Total liabilities	$—	$—	$907	$907

	December 31, 2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents:
Money market mutual funds	$22,479	$—	$—	$22,479
Total assets	$22,479	$—	$—	$22,479
Liabilities:
Accounts payable and accrued expenses:
Business acquisition contingent liabilities	$—	$—	$350	$350
Total liabilities	$—	$—	$350	$350